Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CURRENT LIABILITIES
Commercial papers	$ 1,500	$ 16,000
Non-Current Liabilities [Member]
NON-CURRENT LIABILITIES
Secured bank loans	46	71
Unsecured bank loans		50
Unsecured bond issues	93,523	95,674
Unsecured other loans	73	77
Finance lease liabilities	1,837	1,692
Non-current interest-bearing loans and borrowings	95,478	97,564
Current Liabilities [member]
CURRENT LIABILITIES
Secured bank loans	656	790
Commercial papers	1,522	1,599
Unsecured bank loans	294	135
Unsecured bond issues	202	2,532
Unsecured other loans	10	20
Finance lease liabilities	397	333
Current interest-bearing loans and borrowings	$ 3,081	$ 5,410